Income Taxes (Details) - Schedule of Components of Income Tax Expense (Benefit) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Components of Income Tax Expense (Benefit) [Abstract]
Current					$ 0	$ 0
Deferred					0	0
Total	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0